Loans - Schedule of Allowances for Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 4,580	$ 4,082	$ 4,031
Provision for loan losses	840	823	950
Charge-offs	(428)	(507)	(1,014)
Recoveries	93	182	115
Net charge-offs	(335)	(325)	(899)
Ending balance	5,085	4,580	4,082
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	933	1,024	1,179
Provision for loan losses	451	(78)	294
Charge-offs	(190)	(29)	(487)
Recoveries	25	16	38
Net charge-offs	(165)	(13)	(449)
Ending balance	1,219	933	1,024
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,902	1,673	1,183
Provision for loan losses	78	512	558
Charge-offs	(108)	(283)	(68)
Recoveries
Net charge-offs	(108)	(283)	(68)
Ending balance	1,872	1,902	1,673
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,096	894	1,057
Provision for loan losses	173	206	115
Charge-offs	(82)	(106)	(297)
Recoveries	18	102	19
Net charge-offs	(64)	(4)	(278)
Ending balance	1,205	1,096	894
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	253	180	213
Provision for loan losses	(75)	73	8
Charge-offs			(41)
Recoveries
Net charge-offs			(41)
Ending balance	178	253	180
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	76	78	80
Provision for loan losses	13	23	61
Charge-offs	(48)	(89)	(121)
Recoveries	50	64	58
Net charge-offs	2	(25)	(63)
Ending balance	91	76	78
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	320	233	319
Provision for loan losses	200	87	(86)
Charge-offs
Recoveries
Net charge-offs
Ending balance	$ 520	$ 320	$ 233